Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands	3 Months Ended										12 Months Ended
	Mar. 31, 2018		Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Net income (loss)	$ 63,934	[1]	$ 66,138	$ 73,161	$ 69,102	$ 52,440	$ 76,066	$ 68,188	$ 64,788	$ 58,505	$ 260,841	$ 267,547	$ 239,817
Other comprehensive income (loss):
Net income (loss) on cash flow hedging derivatives, net of taxes (Note 7)	(18,932)					18,858					12,611	43,742	22,880
Retirement benefits, net of taxes											3,787
Other comprehensive income (loss)													(38,801)
Genpact Limited Shareholders
Net income (loss)	64,695					53,338					263,111	269,684	239,817
Other comprehensive income (loss):
Currency translation adjustments	(9,335)					51,627					93,871	(46,340)	(64,504)
Net income (loss) on cash flow hedging derivatives, net of taxes (Note 7)	(18,932)					18,858					12,611	43,742	22,880
Retirement benefits, net of taxes	513					119					(3,787)	(4,042)	2,823
Other comprehensive income (loss)	(27,754)					70,604					102,695	(6,640)	(38,801)
Comprehensive income (loss)	36,941					123,942					365,806	263,044	$ 201,016
Redeemable Non-controlling interest
Net income (loss)	(761)					(898)					(2,270)	(2,137)
Other comprehensive income (loss):
Currency translation adjustments	(424)					(12)					(341)	104
Other comprehensive income (loss)	(424)					(12)					(341)	104
Comprehensive income (loss)	$ (1,185)					$ (910)					$ (2,611)	$ (2,033)

[1]	During the three months ended March 31, 2018, the Company amortized $3,239 in contract costs related to obtaining a contract. Upon adoption of ASC 606 the Company capitalized such costs in an amount of $3,283, resulting in net adjustment of $44.